UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive loss USD ($)	Deficit USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2022 | shares		32,913,955
Balance at beginning of period at Dec. 31, 2022	$ 192,211	$ 268,194	$ 8,458	$ (9,571)	$ (74,870)
Exercise of stock options (in shares) | shares	194,188	194,188
Exercise of stock options (Note 10 and 11)	$ 700	$ 1,018	(318)
Share-based compensation (Note 11)	4,438		4,438
Share issuance under employee share purchase plan (in shares) | shares		16,685
Share issuance under employee share purchase plan (Note 10 and 11)	524	$ 614	(90)
Release of restricted share units (in shares) | shares		19,744
Release of restricted share units (Note 10 and 11)	0	$ 851	(851)
Issuance/Release of common shares in escrow related to business combination (in shares) | shares		50,550
Issuance/Release of common shares in escrow related to business combination	1,625	$ 1,625
Shares repurchased for cancellation (in shares) | shares		(1,333,361)
Shares repurchased for cancellation (Note 10)	(51,245)	$ (10,659)			(40,586)
Share repurchase commitment under the automatic share purchase plan (Note 10)	(12,763)				(12,763)
Comprehensive income (loss)	210			592	(382)
Balance at end of period (in shares) at Sep. 30, 2023 | shares		31,861,761
Balance at end of period at Sep. 30, 2023	135,700	$ 261,643	11,637	(8,979)	(128,601)
Balance at beginning of period (in shares) at Dec. 31, 2023 | shares		30,305,156
Balance at beginning of period at Dec. 31, 2023	$ 50,721	$ 247,496	13,960	(5,946)	(204,789)
Exercise of stock options (in shares) | shares	72,924	72,924
Exercise of stock options (Note 10 and 11)	$ 1,255	$ 1,826	(571)
Share-based compensation (Note 11)	5,670		5,670
Share issuance under employee share purchase plan (in shares) | shares		14,426
Share issuance under employee share purchase plan (Note 10 and 11)	522	$ 613	(91)
Release of restricted share units (in shares) | shares		54,776
Release of restricted share units (Note 10 and 11)	0	$ 2,054	(2,054)
Issuance/Release of common shares in escrow related to business combination (in shares) | shares		8,728
Issuance/Release of common shares in escrow related to business combination	0	$ 330	(330)
Shares repurchased for cancellation (in shares) | shares		(282,494)
Shares repurchased for cancellation (Note 10)	(11,118)	$ (2,211)			(8,907)
Share repurchase commitment under the automatic share purchase plan (Note 10)	(18,170)				(18,170)
Excess tax benefit on stock compensation	1,933		1,933
Comprehensive income (loss)	14,243			(583)	14,826
Balance at end of period (in shares) at Sep. 30, 2024 | shares		30,173,516
Balance at end of period at Sep. 30, 2024	$ 45,056	$ 250,108	$ 18,517	$ (6,529)	$ (217,040)